Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2019
Registrant Name	Victory Portfolios II
Entity Central Index Key	0001547580
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 25, 2019
Document Effective Date	Nov. 01, 2019
Prospectus Date	Nov. 01, 2019
Victory Market Neutral Income Fund | Class I
Prospectus:
Trading Symbol	CBHIX
Victory Market Neutral Income Fund | Class C
Prospectus:
Trading Symbol	CBHCX
Victory Market Neutral Income Fund | Class A
Prospectus:
Trading Symbol	CBHAX
Victory US 500 Enhanced Volatility Wtd Index Fund | Class I
Prospectus:
Trading Symbol	CUHIX
Victory US 500 Enhanced Volatility Wtd Index Fund | Class C
Prospectus:
Trading Symbol	CUHCX
Victory US 500 Enhanced Volatility Wtd Index Fund | Class A
Prospectus:
Trading Symbol	CUHAX